Weighted Average Number of Equity Shares Used in Computing Earnings Per Equity Share (Detail) - shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of equity shares used in computing basic earnings per equity share	5,468,802,148	5,360,068,058	5,161,077,010
Effect of potential equity shares for stock options outstanding	36,990,405	53,585,896	66,800,242
Weighted average number of equity shares used in computing diluted earnings per equity share	5,505,792,553	5,413,653,954	5,227,877,252